Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and contingencies
Schedule of total rent expense incurred under operating leases
For the Years ended March 31,
2015	2014	2013
$21,565	$17,523	$14,309

Schedule of minimal lease payments under non-cancellable operating lease contracts

Minimal lease payments
For the year ended March 31, 2016	21,835
For the year ended March 31, 2017	19,582
For the year ended March 31, 2018	16,806
For the year ended March 31, 2019	12,062
For the year ended March 31, 2020	10,286

Total	$80,571